3. Loans, Impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impaired loans
Unpaid Contractual Principal Balance	$ 24,126	$ 26,129	$ 28,313
Recorded Investment With No Allowance	511	2,042	2,002
Recorded Investment With Allowance	22,282	22,599	25,179
Recorded Investment in Impaired Loans	22,793	24,641	27,181
Related Allowance	1,098	1,199	1,409
Average Outstanding Impaired Loans	23,621	26,015	30,302
Year-To-Date Interest Income Recognized	1,342	1,362	1,198
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	281	282	282
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	279	277	278
Recorded Investment in Impaired Loans	279	277	278
Related Allowance	5	6	11
Average Outstanding Impaired Loans	327	253	330
Year-To-Date Interest Income Recognized	19	17	13
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	5,059	5,226	5,354
Recorded Investment With No Allowance	422	1,135	703
Recorded Investment With Allowance	4,188	3,686	4,323
Recorded Investment in Impaired Loans	4,610	4,821	5,026
Related Allowance	32	41	47
Average Outstanding Impaired Loans	6,271	5,113	7,247
Year-To-Date Interest Income Recognized	261	265	164
Single-family residential - Banco de la Gente Non-traditional
Impaired loans
Unpaid Contractual Principal Balance	16,424	17,360	18,611
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	15,776	16,805	18,074
Recorded Investment in Impaired Loans	15,776	16,805	18,074
Related Allowance	1,042	1,149	1,182
Average Outstanding Impaired Loans	14,619	16,867	17,673
Year-To-Date Interest Income Recognized	944	920	861
Commercial
Impaired loans
Unpaid Contractual Principal Balance	1,995	2,761	3,750
Recorded Investment With No Allowance	0	807	1,299
Recorded Investment With Allowance	1,925	1,661	2,197
Recorded Investment in Impaired Loans	1,925	2,468	3,496
Related Allowance	17	1	166
Average Outstanding Impaired Loans	2,171	3,411	4,657
Year-To-Date Interest Income Recognized	111	148	152
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance		78	78
Recorded Investment With No Allowance		0	0
Recorded Investment With Allowance		12	78
Recorded Investment in Impaired Loans		12	78
Related Allowance		0	0
Average Outstanding Impaired Loans		28	78
Year-To-Date Interest Income Recognized		0	0
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	23,759	25,707	28,075
Recorded Investment With No Allowance	422	1,942	2,002
Recorded Investment With Allowance	22,168	22,441	24,950
Recorded Investment in Impaired Loans	22,590	24,383	26,952
Related Allowance	1,096	1,197	1,406
Average Outstanding Impaired Loans	23,388	25,672	29,985
Year-To-Date Interest Income Recognized	1,335	1,350	1,190
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	251	264	27
Recorded Investment With No Allowance	89	100	0
Recorded Investment With Allowance	1	4	27
Recorded Investment in Impaired Loans	90	104	27
Related Allowance	0	0	0
Average Outstanding Impaired Loans	96	149	95
Year-To-Date Interest Income Recognized	0	3	0
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	116	158	211
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	113	154	202
Recorded Investment in Impaired Loans	113	154	202
Related Allowance	2	2	3
Average Outstanding Impaired Loans	137	194	222
Year-To-Date Interest Income Recognized	$ 7	$ 9	$ 8